Ancora Trust
Ancora/Thelen Small-Mid Cap Fund
Schedule of Investments
September 30, 2022

	Shares	Value	Ticker	Total Cost
Common Stocks - 94.35%

Aerospace & Defense - 2.58%
Vectrus, Inc.	88,294	3,125,608	VVX	$ 3,146,654
		3,125,608		3,146,654

Banks - 1.42%
Northrim BanCorp, Inc.	20,610	856,552	NRIM	$ 857,194
Zions Bancorporation	16,977	863,450	ZION	$ 913,532
		1,720,002		$ 1,770,726

Beverages - 1.22%
Primo Water Corporation	117,440	1,473,872	PRMW	$ 1,550,651
		1,473,872		$ 1,550,651

Building Products - 3.36%
Fortune Brands Home & Security, Inc.	28,440	1,526,944	FBHS	$ 1,921,377
Masco Corp.	54,329	2,536,621	MAS	$ 2,916,860
		4,063,565		4,838,238

Capital Markets - 5.3%
B. Riley Financial, Inc.	14,628	651,239	RILY	$ 905,399
Houlihan Lokey, Inc. Class A	9,966	751,237	HLI	$ 876,772
Perella Weinberg Partners	135,005	854,582	PWP	$ 996,874
Raymond James Financial, Inc.	35,178	3,476,290	RJF	$ 2,218,268
StoneX Group, Inc.	8,218	681,601	SNEX	$ 555,745
		6,414,948		$ 5,553,059

Chemicals - 3.68%
Element Solutions, Inc.	69,595	1,132,311	ESI	$ 725,261
Ingevity Corporation	42,800	2,594,964	NGVT	$ 2,738,505
Valvoline, Inc.	28,645	725,864	VVV	$ 522,481
		4,453,139		$ 3,986,247

Commercial Services & Supplies - 0.78%
Thryv Holdings, Inc.	41,288	942,605	THRY	$ 1,297,350
		942,605		$ 1,297,350

Communication Equipment - 0.38%
IAC/InterActive Corp. (a)	8,303	459,820	IAC	$ 666,978
		459,820		$ 666,978

Construction & Engineering- 4.46%
APi Group Corp. (a) (c)	261,687	3,472,586	APG	$ 4,627,436
Arcosa, Inc.	27,819	1,590,690	ACA	$ 1,196,961
Atlas Technical Consultants, Inc. Class A	50,593	336,443	ATCX	$ 507,141
		5,399,720		$ 6,331,539

Consumer Discretionary - 0.52%
Inspired Entertainment, Inc.	71,420	630,639	INSE	$ 697,976
		630,639		$ 697,976

Distributors - 0.42%
Weyco Group, Inc	25,224	513,056	WEYS	$ 562,982
		513,056		$ 562,982

Diversified Financial Services - 5.4%
Cannae Holdings, Inc.	111,228	2,297,970	CNNE	$ 2,788,627
Jackson Financial, Inc.	119,539	3,317,207	JXN	$ 3,380,729
Voya Financial, Inc.	15,380	930,490	VOYA	$ 945,273
		6,545,668		7,114,629

Electric Utilities - 2.01%
Constellation Energy Corp.	29,250	2,433,308	CEG	$ 1,390,761
		2,433,308		$ 1,390,761

Electronic Equipment, Instruments & Comp - 0.77%
Vontier Corp.	55,460	926,737	VNT	$ 1,681,724
		926,737		$ 1,681,724

Energy - 0.3%
Natural Gas Services Group, Inc.	35,993	361,370	NGS	$ 418,347
		361,370		$ 418,347

Energy Equipment & Services- 1.7%
ChampionX Holding Inc. (a)	105,415	2,062,972	CHX	$ 1,958,861
		2,062,972		$ 1,958,861

Entertainment- 0.61%
Madison Square Garden Entertainment Corp.	16,870	743,798	MSGE	$ 1,112,784
		743,798		$ 1,112,784

Equity Real Estate Investment Trusts - 6.97%
Alpine Income Property Trust, Inc.	123,555	2,004,062	PINE	$ 2,209,473
CBL & Associates Properties, Inc.	31,987	819,187	CBL	$ 951,638
CTO Realty Growth, Inc.	98,268	1,841,542	CTO	$ 1,736,027
Gaming and Leisure Properties, Inc.	32,406	1,433,641	GLPI	$ 1,170,686
Postal Realty Trust, Inc.	48,923	717,700	PSTL	$ 633,098
PotlatchDeltic Corp.	39,684	1,628,631	PCH	$ 1,669,435
		8,444,765		$ 8,370,357

Food Products - 2.08%
Nomad Foods Ltd.	104,813	1,488,345	NOMD.N	$ 2,002,221
Lamb Weston Holdings, Inc.	13,290	1,028,380	LW	$ 745,305
		2,516,725		2,747,526

Gas Utilities - 2.07%
National Fuel Gas Co.	38,839	2,390,540	NFG	$ 2,269,385
RGC Resources, Inc.	5,751	121,116	RGCO	$ 116,900
		2,511,657		2,386,285

Health Care - 0.74%
Enhabit, Inc.	63,640	893,506	EHAB	$ 950,645
		893,506		950,645

Health Care Equipment & Supplies - 1.91%
Enovis Corp.	16,056	739,700	ENOV	$ 1,122,533
Utah Medical Products, Inc.	10,532	898,485	UTMD	$ 815,303
ZimVie, Inc.	68,180	672,937	ZIMV	$ 1,405,328
		2,311,121		$ 3,343,164

Health Care Providers & Services - 3.51%
Encompass Health Corporation	8,200	370,886	EHC	$ 390,192
Henry Schein, Inc. (a)	32,524	2,139,103	HSIC	$ 2,094,244
ModivCare Inc.	11,030	1,099,470	MODV	$ 1,124,758
The Pennant Group, Inc. (a)	62,127	646,742	PNTG	$ 954,726
		4,256,202		$ 4,563,919

Hotels, Restaurants, & Leisure - 6.05%
Churchill Downs, Inc.	5,123	943,400	CHDN	$ 870,462
Chuy's Holdings, Inc.	40,404	936,565	CHUY	$ 849,137
Dine Brands Global, Inc.	28,776	1,829,003	DIN	$ 2,091,874
Travel N Leisure Co.	56,442	1,925,801	TNL	$ 2,249,634
Wyndham Hotels & Resorts, Inc.	27,571	1,691,481	WH	$ 1,422,966
		7,326,250		$ 7,484,072

Household Durables - 0.81%
Cavco Industries, Inc.	4,756	978,595	CVCO	$ 1,188,066
		978,595		$ 1,188,066

IT Services - 1.82%
Concentrix Corp.	10,593	1,182,497	CNXC	$ 1,337,469
Information Services Group, Inc.	214,396	1,020,525	III	$ 1,307,057
		2,203,022		$ 2,644,526

Independent Power and Renewable - 1.41%
Vistra Energy Corp.	81,558	1,712,718	VST	$ 1,588,734
		1,712,718		$ 1,588,734

Industrials - 0.82%
The Gorman-Rupp Company	14,575	346,739	GRC	$ 357,287
Hillman Solutions Corp.	85,900	647,686	HLMN	$ 771,684
		994,425		$ 1,128,971

Interactive Media & Services - 0.8%
Ziff Davis, Inc.	14,231	974,539	ZD	$ 1,599,009
		974,539		$ 1,599,009

Machinery - 0.74%
ESAB Corp.	18,916	631,038	ESAB	$ 1,006,778
John Bean Technologies Corp.	3,100	266,600	JBT	$ 291,207
		897,638		1,297,985

Media - 3.71%
Cumulus Media Inc. Class A	87,121	612,461	CMLS	$ 748,668
Liberty Braves Series C (a)	44,275	1,217,563	BATRK	$ 990,795
Liberty SiriusXM Series C (a)	60,670	2,287,866	LSXMK	$ 2,425,630
The E.W. Scripps Company Class A	33,196	374,119	SSP	$ 476,648
		4,492,008		$ 4,641,741

Metals & Mining - 2.47%
Gold Resource Corporation	405,330	668,795	GORO	$ 819,546
Osisko Gold Royalties Ltd	227,855	2,319,564	OR	$ 2,791,767
		2,988,358		3,611,313

Multi-Utilities- 4.1%
Black Hills Corporation	43,930	2,975,379	BKH	$ 2,968,972
MDU Resources Group, Inc.	72,666	1,987,415	MDU	$ 2,007,857
		4,962,794		4,976,829

Multiline Retail- 0.21%
Big Lots, Inc.	16,600	259,126	BIG	$ 366,551
		259,126		366,551

Oil, Gas & Consumable Fuels- 3.72%
Amplify Energy Corp.	17,300	113,661	AMPY	$ 141,654
Chesapeake Energy Corp.	17,484	1,647,168	CHK	$ 1,354,115
DT Midstream, Inc.	52,813	2,740,467	DTM	$ 2,384,028
		4,501,295		3,879,797

Paper & Forest Products - 1.46%
Sylvamo Corp.	52,300	1,772,970	SLVM	$ 1,640,733
		1,772,970		$ 1,640,733

Personal Products - 0.49%
BellRing Brands, Inc.	29,000	597,690	BRBR	$ 700,228
		597,690		$ 700,228

Pharmaceuticals - 1.23%
Organon & Co.	63,660	1,489,644	OGN	$ 2,239,021
		1,489,644		$ 2,239,021

Professional Services - 1.94%
Alight, Inc. Class A	320,076	2,346,157	ALIT	$ 3,134,179
		2,346,157		$ 3,134,179

Real Estate Investment Trusts - 0.15%
Howard Hughes Corp	3,370	186,664	HHC	$ 233,907
		186,664		$ 233,907

Road & Rail - 0.46%
XPO Logistics, Inc.	12,480	555,610	XPO	$ 1,066,017
		555,610		$ 1,066,017

Services - 0.31%
Tilly's, Inc. Class A	54,780	379,078	TLYS	$ 433,728
		379,078		$ 433,728

Software - 1.79%
Consensus Cloud Solutions, Inc.	45,757	2,164,306	CCSI	$ 2,481,392
		2,164,306		$ 2,481,392

Specialty Retail - 0.78%
Victoria's Secret & Co.	32,372	942,673	VSCO	$ 1,066,697
		942,673		$ 1,066,697

Textiles, Apparel & Luxury Goods - 2.43%
Kontoor Brands, Inc.	22,144	744,260	KTB	$ 654,517
Wolverine World Wide, Inc.	143,250	2,204,618	WWW	$ 3,664,309
		2,948,877		$ 4,318,826

Thrifts & Mortgage Finance - 3.83%
Columbia Financial, Inc. (a)	128,226	2,709,415	CLBK	$ 1,840,073
Federal Agricultural Mortgage Corp.	19,475	1,930,752	AGM	$ 2,063,490
		4,640,167		$ 3,903,563

Trading Companies & Distributors - 0.61%
Distribution Solutions Group, Inc.	26,317	741,350	DSGR	$ 1,214,847
		741,350		$ 1,214,847

TOTAL COMMON STOCKS (Cost $123,282,136)		114,260,752		123,282,136

Money Market Funds - 5.2%
First American Funds Government Obligation Class Y 0.89% (b)	6,301,249	6,301,249	FGVXX	$ 6,301,249
		6,301,249		$ 6,301,249

TOTAL MONEY MARKET FUNDS (Cost $6,301,249)		6,301,249		$ 6,301,249

TOTAL INVESTMENTS (Cost $129,583,385) 99.55%		120,562,002	99.55%	$ 129,583,385

Other Assets In Excess of Liabilities - 0.45%		543,828		0.45%

TOTAL NET ASSETS - 100.00%		$ 121,105,830		100.00%

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of September 30, 2022.
(c) ADR - American Depository Receipt
(d) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.

Security Valuation Note (unaudited)

The value of each portfolio instrument held by the Funds is determined by using market prices.  Market prices may be determined on the basis of prices furnished by a pricing service.  If market quotations are not readily available or if an event occurs after the close of the exchange on which the Funds’ portfolio securities are principally traded, which, in the Advisor’s opinion has materially affected the price of those securities, the Funds may use fair value pricing procedures established by the Board of Trustees to determine fair value of such securities.  When fair value pricing is employed, the prices of securities used by the Funds to calculate their net asset value may differ from quoted or published prices of the same securities.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

Ancora/Thelen Small-Mid Cap Fund

Valuation Inputs	Investments In Securities	Other Financial Inputs
Level 1 - Quoted Prices	$ 120,562,002	- 0 -
Level 2 - Significant Other Observable Inputs	- 0 -	- 0 -
Level 3 - Significant Unobservable Inputs	- 0 -	- 0 -
Total	$ 120,562,002	- 0 -